UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06.30.09
                                               --------

Check here if Amendment [_]; Amendment Number: ______
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, Ca.          07-31-09
     ------------------              ----------------          --------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 48
                                        ---------------

Form 13F Information Table Value Total: 56,751
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                  June 30, 2009

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      325     9300 SH       Sole                                       9300
AMAG PHARMACEUTICALS INC       COM              00163U106      448     8200 SH       Sole                                       8200
AMERICAN CAPITAL AGENCY CORP   COM              02503X105     2470   107550 SH       Sole                                     107550
ANADARKO PETROLEUM CORP        COM              032511107      233     5124 SH       Sole                                       5124
ANNALY CAPITAL MANAGEMENT      COM              035710409     2356   155600 SH       Sole                                     155600
ARGO GROUP INTL HLDGS LTD      COM              G0464B107      519    18400 SH       Sole                                      18400
BIOTECH HLDRS DEP RCPTS        COM              09067d201      546     5866 SH       Sole                                       5866
BLACK HILLS CORP               COM              092113109      260    11300 SH       Sole                                      11300
BLACKROCK REAL ASSET EQUITY TR COM              09254B109      368    41295 SH       Sole                                      41295
CAPITAL PPTYS R I CL A CLASS A COM              140430109      161    19465 SH       Sole                                      19465
CAPITAL PROPERTIES RTD **PRIVA COM              140430992      161    19465 SH       Sole                                      19465
CF INDUSTRIES HOLDINGS INC     COM              125269100      404     5450 SH       Sole                                       5450
CURTISS WRIGHT CORP            COM              231561101      604    20300 SH       Sole                                      20300
DISH NETWORK CORPORATION       COM              25470M109     2926   180512 SH       Sole                                     180512
DOMINION RES BLACK WARRIOR     COM              25746Q108      309    19558 SH       Sole                                      19558
DORCHESTER MINERALS LP         COM              25820R105     1129    49518 SH       Sole                                      49518
ECHOSTAR CORP                  COM              278768106      575    36102 SH       Sole                                      36102
EMPIRE DISTRICT ELEC CO        COM              291641108      175    10600 SH       Sole                                      10600
ENBRIDGE ENERGY PARTNERS L P   COM              29250r106     1766    45775 SH       Sole                                      45775
ENERGY TRANSFER PARTNERS L.P   COM              29273R109     3095    76450 SH       Sole                                      76450
ENTERPRISE PRODS PARTNERS L P  COM              293792107     5273   211410 SH       Sole                                     211410
EXXON MOBIL CORP               COM              30231g102     4845    69300 SH       Sole                                      69300
GOLDCORP INC                   COM              380956409      208     6000 SH       Sole                                       6000
GOLDEN OCEAN GROUP LTD         COM              G4032A104       15    15800 SH       Sole                                      15800
HATTERAS FINANCIAL CORP        COM              41902R103     2556    89400 SH       Sole                                      89400
HESS CORP                      COM              42809h107     1631    30350 SH       Sole                                      30350
INERGY L.P.                    COM              456615103      932    36575 SH       Sole                                      36575
ISHARES S&P U.S. PFD STOCK     COM              464288687      249     7750 SH       Sole                                       7750
KAYNE ANDERSON MLP INVT        COM              486606106      825    37566 SH       Sole                                      37566
KINDER MORGAN ENERGY PRTNRS LP COM              494550106     4639    90750 SH       Sole                                      90750
LINN ENERGY LLC                COM              536020100      211    10800 SH       Sole                                      10800
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106     1934    55650 SH       Sole                                      55650
NATURAL RES PARTNERS LP        COM              63900P103      696    33125 SH       Sole                                      33125
NAVIOS MARITIME PARTNERS LP    COM              Y62267102      149    14950 SH       Sole                                      14950
NUSTAR ENERGY L.P              COM              67058H102     2331    43150 SH       Sole                                      43150
OCCIDENTAL PETROLEUM CORP-DEL  COM              674599105      263     4000 SH       Sole                                       4000
ONEOK PARTNERS L.P             COM              68268N103     1655    36151 SH       Sole                                      36151
PLAINS ALL AMERN PIPELINE L P  COM              726503105     3161    74300 SH       Sole                                      74300
POWERSHARES FINANCIAL PFD PT   COM              73935X229      306    21040 SH       Sole                                      21040
PROVIDENCE & WORC RAILRD CO    COM              743737108      189    16760 SH       Sole                                      16760
SUNOCO LOGISTICS PARTNERS L.P. COM              86764l108      939    17325 SH       Sole                                      17325
TELEDYNE INC                   COM              879360105      287     8765 SH       Sole                                       8765
TEPPCO PARTNERS L P UNIT L.P.  COM              872384102     2623    87850 SH       Sole                                      87850
TEVA PHARMACEUTICAL INDS       COM              881624209      228     4626 SH       Sole                                       4626
TORTOISE ENERGY INFRASTRUCTURE COM              89147L100      907    35605 SH       Sole                                      35605
ILLINOIS COLLEGE PROGRAM 0-6 Y                  10921Q107      397    46764 SH       Sole                                      46764
ILLINOIS COLLEGE PROGRAM 7-9 Y                  10921Q206      238    25746 SH       Sole                                      25746
SCHWAB--AGGRESSIVE 529 PLAN                     485305106      232    20273 SH       Sole                                      20273